Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2017
Finite Lived Intangible Assets Net [Abstract]
Intangible Assets

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2016	$44,877	$(19,713)	$25,164
Additions	—	(1,440)	(1,440)
Write-offs	(3,026)	3,026	—
Balance at June 30, 2017	$41,851	$(18,127)	$23,724

Amortization of Favorable Lease Terms

	Three Month Period Ended		Six Month Period Ended
	June 30, 2017	June 30, 2016	June 30, 2017	June 30, 2016
Favorable lease terms charter-out	$(703)	$(822)	$(1,440)	$(1,643)
Total	$(703)	$(822)	$(1,440)	$(1,643)

Aggregate Amortizations of Intangible Assets

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(9,669)	$(23,724)
Total	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(9,669)	$(23,724)